July 25, 2003



Securities and Exchange Commission
450 5 Street, N.W.

Washington  DC  50549

RE:  Midland National Life Separate Account A
        File Number 333-14061

Commissioners:

Enclosed for filing is a copy of Post-Effective Amendment Number 12 to the above referenced Form N-6 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland, Asbill and Brennan at 202-383-0126.

/s/

Terri Silvius
Compliance Manager

cc:      Frederick R. Bellamy
         Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on July 25, 2003
=======================================================================

                                                Registration File No. 333-14061

                                                                      811-07772

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                 ---------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [   ]

                       PRE-EFFECTIVE AMENDMENT NO. ___                  [   ]

                     POST-EFFECTIVE AMENDMENT NO. _12_                  [ X ]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                            [   ]

                          AMENDMENT NO. ____4___                        [ X ]

                        (Check appropriate box or boxes.)

                    Midland National Life Separate Account A
                           (Exact name of registrant)

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                                One Midland Plaza
                      Sioux Falls, South Dakota 57193-9991
              (Address of depositor's principal executive offices)
        Depositor's Telephone Number, including Area Code: (605) 335-5700


     Steve Horvat, General Counsel                      Copy to:
Midland National Life Insurance Company        Frederick R. Bellamy, Esq.
           One Midland Plaza                 Sutherland Asbill & Brennan LLP
 Sioux Falls, South Dakota 57193-9991        1275 Pennsylvania Avenue, N.W.
(Name and address of agent for service)         Washington, DC 20004-2415

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this registration statement.

 It is proposed that this filing will become effective (check appropriate box):
 |X| immediately upon filing pursuant to paragraph (b)
 [ ] on ____________ pursuant to paragraph (b)
 [ ] 60 days after filing pursuant to paragraph (a)(i)
 [ ] on ______ pursuant to paragraph (a)(i) of Rule 485

 If appropriate check the following box:

 |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment _______________

                      Title of Securities Being Registered:
    Interests in Individual Flexible Premium Variable Life Insurance Policies

                     FOUNDATION VARIABLE UNIVERSAL LIFE 1.1
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A
                         Supplement dated July 25, 2003
                         to Prospectus Dated May 1, 2003

Add this to your prospectus dated May 1, 2003.

                                  Illustration

Following are a series of tables that illustrate how the policy funds, cash surrender values, and death benefits of a policy change with the investment performance of the funds. The tables show how the policy funds, cash surrender values, and death benefits of the policy issued to an insured of a given age and given premium would vary over time if the return on the assets held in each portfolio of the funds were a constant gross, after tax annual rate of 0%, 6%, or 12%. The tables on pages 3 through 5 illustrate a policy issued to a male, age 40, under a standard non-smoker underwriting risk classification. The policy funds, cash surrender values, and death benefits would be different from those shown in the returns averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years.

The amount of the policy fund exceeds the cash surrender value during the surrender charge period due to the surrender charge. For policy years sixteen and after, the policy fund and cash surrender value are equal, since the surrender charge has reduced to zero.

The second column shows the accumulation value of the premiums paid at the stated interest rate. The third and sixth columns illustrate the policy funds and the fourth and seventh column illustrate the cash surrender values of the policy over the designated period. The policy funds shown in the third column and the policy funds shown in the fourth column assume the monthly charge for the cost of insurance is based upon the current cost of insurance rates. The policy funds shown in the sixth column and the cash surrender values shown in the seventh column assume the monthly charge for cost of insurance is based upon the cost of insurance is based upon the cost of insurance rates that We guarantee. The maximum monthly charge for cost of insurance rates allowable under the policy is based on the Commissioner's 1980 Standard ordinary Mortality Table. The fifth and eighth columns illustrate the death benefit of the policy over the designated period. The illustrations of the death benefits reflect the same assumptions as the policy fund and cash surrender values. The amounts shown for the death benefit, policy funds, and cash surrender values reflect the fact that the net investment return of the divisions of our separate Account is lower then the gross, after-tax return on the assets in the funds, as a result of expenses paid by the funds and charges levied against the divisions of our Separate Account. The illustrations also reflect the 6.5% premium load for band 2 (for the first 15 years on a current basis) deduction from each premium, and the $7.00 per month expense charge (for the first 15 years on a current basis) as well as current and guaranteed cost of insurance charges.

The policy funds shown assume daily investment advisory fees and operating expenses equivalent to an annual rate of 0.88% of the aggregate average daily net assets of the Portfolios of the funds (the average rate of the Portfolios for the period ending December 31, 2002). The actual fees and expenses associated with the policy may be more or less than 0.88% and will depend on how allocations are made to each investment division. The policy funds also take into account a daily charge to each division of Separate Account A for assuming mortality and expense risks and administrative charges which is equivalent to a charge at an annual rate of 0.90% of the average net assets of the divisions of Separate Account A. We guarantee to reduce this charge to0.10% after the 10h policy year. After reductions for the mortality and expense risk charge and average portfolio expenses, the assumed gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of - 1.78%, 4.22% and 10.22% respectively (-0.98%, 5.02%, and 11.02%, after year 10).

The approximate net annual rates do not include premium charges, cost of insurance charges, surrender charges, expense charges nor any charges for additional benefits.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account A since Midland National is not currently making such charges. However, if, in the future, such charges are made, the gross annual investment rate of return would have to exceed the stated investment rates by a sufficient amount to cover the tax charges in order to produce the policy funds, cash surrenders values, and death benefits illustrated.

The tables illustrate the policy funds that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no policy loans have been made. The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the policy owner varied the amount or frequency of premium payments. The tables also assume that the policy owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no policy loans have been taken, and that no transfers have been made and no transfer charges imposed.


          MIDLAND NATIONAL LIFE INSURANCE COMPANY - FOUNDATION VUL 1.1
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                           ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 40                                                             ANNUAL RATE OF RETURN: 0%
$200,000 INITIAL SPECIFIED AMOUNT                                                         ASSUMED ANNUAL PREMIUM(1): $2,568

                              Assuming Current Costs                           Assuming Guaranteed Costs
                       Premiums                      Cash                                    Cash
     End      Accumulated at 5%       Policy    Surrender          Death       Policy    Surrender         Death
 of Year      Interest Per Year         Fund        Value        Benefit         Fund        Value       Benefit
     1                  2,696          1,899            0        200,000        1,805            0       200,000
     2                  5,528          3,721            0        200,000        3,558            0       200,000
     3                  8,500          5,492        1,092        200,000        5,239          839       200,000
     4                 11,622          7,212        3,032        200,000        6,848        2,668       200,000
     5                 14,899          8,882        4,922        200,000        8,388        4,428       200,000
     6                 18,341         10,483        6,743        200,000        9,860        6,120       200,000
     7                 21,954         12,014        8,603        200,000       11,267        7,856       200,000
     8                 25,748         13,478       10,398        200,000       12,586        9,506       200,000
     9                 29,732         14,878       12,127        200,000       13,844       11,093       200,000
    10                 33,915         16,191       13,771        200,000       15,018       12,598       200,000
    11                 38,307         17,545       15,454        200,000       16,225       14,134       200,000
    12                 42,919         18,826       17,066        200,000       17,339       15,579       200,000
    13                 47,761         20,058       18,738        200,000       18,362       17,042       200,000
    14                 52,846         21,220       20,340        200,000       19,252       18,372       200,000
    15                 58,184         22,356       21,916        200,000       20,032       19,592       200,000
    16                 63,790         23,625       23,625        200,000       20,660       20,660       200,000
    17                 69,676         24,827       24,827        200,000       21,139       21,139       200,000
    18                 75,856         25,941       25,941        200,000       21,468       21,468       200,000
    19                 82,345         27,010       27,010        200,000       21,606       21,606       200,000
    20                 89,159         28,015       28,015        200,000       21,553       21,553       200,000
    25                128,691         31,252       31,252        200,000       17,250       17,250       200,000
    30                179,146         30,950       30,950        200,000        2,128        2,128       200,000
    35                243,540         25,203       25,203        200,000            0            0             0
    40                325,725          8,788        8,788        200,000            0            0             0
    45                430,616              0            0              0            0            0             0

1.   ASSUMES A $2,568 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE
     PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.   ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN
     ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

          MIDLAND NATIONAL LIFE INSURANCE COMPANY - FOUNDATION VUL 1.1
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                           ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 40                                                             ANNUAL RATE OF RETURN: 6%
$200,000 INITIAL SPECIFIED AMOUNT                                                         ASSUMED ANNUAL PREMIUM(1): $2,568

                              Assuming Current Costs                           Assuming Guaranteed Costs
                       Premiums                      Cash                                    Cash
     End      Accumulated at 5%       Policy    Surrender          Death       Policy    Surrender         Death
 of Year      Interest Per Year         Fund        Value        Benefit         Fund        Value       Benefit
     1                    2,696        2,028            0        200,000        1,931            0       200,000
     2                    5,528        4,098            0        200,000        3,924            0       200,000
     3                    8,500        6,236        1,836        200,000        5,959        1,559       200,000
     4                   11,622        8,446        4,266        200,000        8,039        3,859       200,000
     5                   14,899       10,731        6,771        200,000       10,166        6,206       200,000
     6                   18,341       13,073        9,333        200,000       12,344        8,604       200,000
     7                   21,954       15,475       12,064        200,000       14,576       11,165       200,000
     8                   25,748       17,941       14,861        200,000       16,844       13,764       200,000
     9                   29,732       20,475       17,724        200,000       19,172       16,421       200,000
    10                   33,915       23,060       20,640        200,000       21,544       19,124       200,000
    11                   38,307       25,880       23,789        200,000       24,128       22,037       200,000
    12                   42,919       28,790       27,030        200,000       26,770       25,010       200,000
    13                   47,761       31,819       30,499        200,000       29,477       28,157       200,000
    14                   52,846       34,954       34,074        200,000       32,212       31,332       200,000
    15                   58,184       38,245       37,805        200,000       35,002       34,562       200,000
    16                   63,790       41,873       41,873        200,000       37,813       37,813       200,000
    17                   69,676       45,649       45,649        200,000       40,652       40,652       200,000
    18                   75,856       49,563       49,563        200,000       43,525       43,525       200,000
    19                   82,345       53,665       53,665        200,000       46,400       46,400       200,000
    20                   89,159       57,949       57,949        200,000       49,286       49,286       200,000
    25                  128,691       81,919       81,919        200,000       63,158       63,158       200,000
    30                  179,146      111,490      111,490        200,000       73,924       73,924       200,000
    35                  243,540      149,365      149,365        200,000       75,854       75,854       200,000
    40                  325,725      200,955      200,955        211,003       52,634       52,634       200,000
    45                  430,616      268,197      268,197        281,607            0            0             0
    50                  564,486      350,603      350,603        368,133            0            0             0
    55                  735,342      453,714      453,714        458,251            0            0             0
    60                  953,403      594,254      594,254        594,254            0            0             0

1.   ASSUMES A $2,568 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE
     PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.   ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN
     ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

          MIDLAND NATIONAL LIFE INSURANCE COMPANY - FOUNDATION VUL 1.1
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                           ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 40                                                            ANNUAL RATE OF RETURN: 12%
$200,000 INITIAL SPECIFIED AMOUNT                                                         ASSUMED ANNUAL PREMIUM(1): $2,568

                              Assuming Current Costs                           Assuming Guaranteed Costs
                      Premiums                      Cash                                       Cash
    End      Accumulated at 5%       Policy    Surrender         Death          Policy    Surrender         Death
of Year      Interest Per Year         Fund        Value        Benefit           Fund        Value       Benefit
     1                   2,696        2,158            0        200,000          2,057            0       200,000
     2                   5,528        4,491           91        200,000          4,306            0       200,000
     3                   8,500        7,043        2,643        200,000          6,741        2,341       200,000
     4                  11,622        9,839        5,659        200,000          9,384        5,204       200,000
     5                  14,899       12,905        8,945        200,000         12,259        8,299       200,000
     6                  18,341       16,245       12,505        200,000         15,391       11,651       200,000
     7                  21,954       19,891       16,480        200,000         18,809       15,398       200,000
     8                  25,748       23,877       20,797        200,000         22,522       19,442       200,000
     9                  29,732       28,241       25,490        200,000         26,587       23,836       200,000
    10                  33,915       33,003       30,583        200,000         31,023       28,603       200,000
    11                  38,307       38,470       36,379        200,000         36,115       34,024       200,000
    12                  42,919       44,506       42,746        200,000         41,715       39,955       200,000
    13                  47,761       51,199       49,879        200,000         47,890       46,570       200,000
    14                  52,846       58,612       57,732        200,000         54,674       53,794       200,000
    15                  58,184       66,868       66,428        200,000         62,167       61,727       200,000
    16                  63,790       76,259       76,259        200,000         70,430       70,430       200,000
    17                  69,676       86,701       86,701        200,000         79,569       79,569       200,000
    18                  75,856       98,309       98,309        200,000         89,706       89,706       200,000
    19                  82,345      111,258      111,258        200,000        100,952      100,952       200,000
    20                  89,159      125,702      125,702        200,000        113,471      113,471       200,000
    25                 128,691      226,405      226,405        276,214        201,554      201,554       245,896
    30                 179,146      394,582      394,582        457,715        347,436      347,436       403,026
    35                 243,540      675,815      675,815        723,122        587,557      587,557       628,686
    40                 325,725    1,148,359    1,148,359      1,205,777        987,644      987,644     1,037,027
    45                 430,616    1,931,134    1,931,134      2,027,691      1,629,746    1,629,746     1,711,233
    50                 564,486    3,212,719    3,212,719      3,373,355      2,629,319    2,629,319     2,760,785
    55                 735,342    5,330,875    5,330,875      5,384,184      4,263,995    4,263,995     4,306,635
    60                 953,403    9,008,376    9,008,376      9,008,376      7,207,609    7,207,609     7,207,609

1.   ASSUMES A $2,568 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE
     PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.   ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN
     ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

           The following are incorporated in this filing by reference



                               Parts A, B and C of

                         Post-Effective Amendment No. 11

                         To this registration Statement


                              File Number 333-14061

                           As filed on May 1, 2003 for

                    Midland National Life Separate Account A

July 21, 2003


Midland National Life Insurance Company
One Midland Plaza

Sioux Falls, SD 57193


Gentlemen:

This opinion is furnished in connection with the filing of Post- Effective Amendment No. 12 to Registration Statement No. 333-14061 on Form N-6 ("Registration Statement") which covers premiums expected to be received under the flexible premium Variable Universal Life Insurance policy ("Policy") to be offered by Midland National Life Insurance Company. The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy forms were prepared under my direction, and I am familiar with the Registration Statement and Exhibits thereto.

In my opinion:
The illustrations of death benefits, policy fund and accumulated premiums in the illustration section of the Prospectuses included in the Registration Statement (the "Prospectus"), based on the assumptions stated in the illustrations, are consistent with the provisions of the Contract and Midland Nationals administrative procedures. The rate structure of the Contracts has not been designed, and the assumptions for the illustrations (including sex, age, rating classification, and premium amount and payment schedule) have not been selected, so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be materially more favorable than for any other prospective purchaser with different assumptions. The illustrations are based on a commonly used rating classification and premium amounts and ages appropriate for the markets in which the policy is sold.

I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement.

Sincerely,

 /s/

Timothy A. Reuer, FSA, MAAA
Vice President - Product Development

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Separate Account A, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 21st day of July, 2003.

                                                                        MIDLAND NATIONAL LIFE
                                                                        SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/                                                             By:    /s/*
        ------------------------------------------------------                -------------------------------
                                                                              MICHAEL M. MASTERSON
                                                                              Chairman of the Board

                                                                         By:  MIDLAND NATIONAL LIFE
                                                                              INSURANCE COMPANY (DEPOSITOR)


Attest:  /s/                                                             By:    /s/   *
        ------------------------------------------------------                -------------------------------
                                                                               MICHAEL M. MASTERSON
                                                                               Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April, 28, 2003.

                      Signatures                                        Title                             Date

/s/  *                                               Chairman of the Board of Directors,                 __________
------------------------------------                 Director, Chief Executive Officer
MICHAEL M. MASTERSON                                 (Principal Executive Officer)


/s/  *                                               Senior Vice President, Chief Financial Officer      __________
------------------------------------                 (Principal Financial Officer)
THOMAS M. MEYER


/s/  *                                               President, Chief Operating Officer, Director        __________
------------------------------------
JOHN J. CRAIG, II


/s/  *                                               Director, Senior Vice President,                    __________
------------------------------------                 Chief Marketing Officer
STEVEN C. PALMITIER


/s/  *                                               Director, Senior Vice President,                    __________
------------------------------------                 Corporate Actuary
DONALD J. IVERSON


/s/  *                                               Director, Senior Vice President-Legal               __________
------------------------------------
STEPHEN P. HORVAT, JR.


/s/  *                                               Director, Chief Executive Officer, President        __________
-------------------------------------
ROBERT W. KORBA of Sammons


*By:  /s/______________________________________                                                        July 21, 2003
               Stephen P. Horvat, Jr                                                                   --------------
                  Attorney-in-Fact
          Pursuant to Power of Attorney

                                POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.

SIGNATURE                           DATE                      SIGNATURE                          DATE

/s/                                 1/8/03                    /s/                                1/7/03
----------------------------------- ------                    ---------------------------------- ------
Michael M. Masterson                                          John J. Craig II



/s/                                 1/703                     /s/                                1/7/03
----------------------------------- -----                     ---------------------------------- ------
Steven C. Palmitier                                           Donald J. Iverson



/s/                                 1/7/03                    /s/                                1/7/03
----------------------------------- --------                  ---------------------------------- ------
Stephen P. Horvat, Jr.                                        Thomas M. Meyer



/s/                                 1/8/03
----------------------------------- ------
Robert W. Korba